INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes [Abstract]
Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) are summarized as follows:

	Year ended December 31,
	2021	2020	2019
Total current tax expense	2,953	839	786
Total deferred tax expense (benefit)	(493)	827	(327)
Total income tax expense (benefit)	2,460	1,666	459

Effective Income Tax Rate Reconciliation
The following table reconciles the expected tax expense (benefit) at the statutory rates applicable in the countries where the Company operates to the total income tax expense (benefit) as calculated:

	Year ended December 31,
	2021	2020	2019
Net income (loss) (including non-controlling interests)	15,565	(578)	(2,391)
Income tax expense	2,460	1,666	459
Income (loss) before tax	18,025	1,088	(1,932)
Tax expense (benefit) at the statutory rates applicable to income (losses) in the countries[1]	4,146	136	(468)
Permanent items	500	714	(993)
Rate changes	12	—	340
Net change in measurement of deferred tax assets	(2,956)	454	1,201
Tax effects of foreign currency translation	—	41	14
Tax credits	(24)	(13)	(9)
Other taxes	688	267	160
Others	94	67	214
Income tax expense	2,460	1,666	459
1.Tax expense (benefit) at the statutory rates is based on income (loss) before tax excluding income (loss) from investments in associates and joint ventures.
Schedule of Permanent Items

Permanent items	Year ended December 31,
	2021	2020	2019
Taxable reversals of (tax deductible) write-downs on shares and receivables	735	630	(922)
Juros sobre o Capital Próprio	(323)	(37)	(32)
Other permanent items	88	121	(39)
Total permanent items	500	714	(993)

Schedule of Other Tax Items

Others	Year ended December 31,
	2021	2020	2019
Tax contingencies/settlements	137	87	225
Prior period taxes	(31)	(15)	(20)
Others	(12)	(5)	9
Total	94	67	214

Disclosure of Income Tax Recorded Directly in Equity

	Year ended December 31,
	2021	2020	2019
Recognized in other comprehensive income on:
Deferred tax expense (benefit)
Unrealized gain on investments in equity instruments at FVOCI	167	56	—
Gain (loss) on derivative financial instruments	648	(28)	(244)
Recognized actuarial gain (loss)	144	(69)	32
Foreign currency translation adjustments	59	(335)	(35)
	1,018	(376)	(247)
Recognized directly in equity on:
Current tax expense (benefit)
Realized gain on investments in equity instruments at FVOCI	—	4	—
Deferred tax expense (benefit)
Loss related to repurchase of MCNs	(185)	—	—
Realized gain on investments in equity instruments at FVOCI	—	9	—
	(185)	13	—

Total	833	(363)	(247)

Disclosure of Temporary Differences, Unused Tax Losses and Unused Tax Credits
The origin of the deferred tax assets and liabilities is as follows:

	Assets		Liabilities		Net
	2021	2020	2021	2020	2021	2020
Intangible assets	15	15	(487)	(538)	(472)	(523)
Property, plant and equipment	150	73	(4,076)	(4,064)	(3,926)	(3,991)
Inventories	273	277	(40)	(77)	233	200
Financial instruments	82	13	(799)	(124)	(717)	(111)
Other assets	152	162	(486)	(306)	(334)	(144)
Provisions	1,083	1,240	(253)	(276)	830	964
Other liabilities	531	458	(31)	(120)	500	338
Tax losses and other tax benefits carried forward	9,530	9,168	—	—	9,530	9,168
Tax credits carried forward	134	133	—	—	134	133
Untaxed reserves	—	—	—	—	—	—
Deferred tax assets (liabilities)	11,950	11,539	(6,172)	(5,505)	5,778	6,034
Deferred tax assets					8,147	7,866
Deferred tax liabilities					(2,369)	(1,832)

Deferred tax assets recognized by the Company as of December 31, 2021 included the following:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	133,107	33,236	9,530	23,706
Tax credits carried forward	671	671	134	537
Other temporary differences	11,695	3,033	2,286	747
Total		36,940	11,950	24,990
Deferred tax assets recognized by the Company as of December 31, 2020 included the following:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	114,266	28,554	9,168	19,386
Tax credits carried forward	745	745	133	612
Other temporary differences	12,029	3,072	2,238	834
Total		32,371	11,539	20,832
This includes net operating losses and other tax benefits of 5.8 billion primarily related to subsidiaries in the Basque Country in Spain, Luxembourg and the United States, which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2022	9	3	12
2023	59	3	62
2024	253	35	288
2025	35	44	79
2026	—	6	6
2027 - 2039	711	4,627	5,338
Total	1,067	4,718	5,785
Such amount includes tax credits of 565 (of which 69 recognized and 496 unrecognized) and primarily attributable to subsidiaries in the Basque country in Spain which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2022	—	2	2
2023	—	2	2
2024	—	1	1
2025	—	1	1
2026	—	2	2
2027 - 2039	69	488	557
Total	69	496	565